Basis of Presentation and Going Concern (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended	196 Months Ended
	Jun. 23, 2015	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Auction Market Preferred Securities, Stock Series [Line Items]
Reverse split ratio			1-for-20
Accumulated Deficit during its development stage		$ 84,522,700	$ 84,522,700	$ 70,636,900
Cash proceeds from convertible and short-term notes			29,000,000
Cash proceeds from grant awards and other events			16,400,000
Equity issuance			13,500,000
Cash expenditure		7,000,000	7,000,000
Proceeds from SPAs		$ 3,100,000
Shares issued under SPA		282,850
Warrants issued under SPA		282,850
Warrants issued shares	1,200,000
Private placement proceeds	$ 280,000
Alternative financing, minimum		$ 7,000,000	$ 7,000,000
Debt converted to preferred stock	4,500,000
Unit note converted to preferred stock	$ 1,300,000
Warrants issued	240,305
Purchase of notes amount	$ 1,500,000
Securities purchase agreement	$ 1,000,000
Shares issued upon consideration	400,000
Warrants issued upon consideration	1,200,000
Common stock exchanged for preferred	30,000
Series B Preferred
Auction Market Preferred Securities, Stock Series [Line Items]
Preferred stock issued for conversion of debt	641,335
Preferred stock issued for conversion of note	240,305
Warrant exercise price	$ 7
Securities purchase agreement, shares	142,857